EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	BRAZIL — 8.0%
750,000	Ambev S.A.	$1,668,869
1,000,000	B3 S.A. - Brasil Bolsa Balcao	2,246,589
135,000	NU Holdings Ltd. - Class A *	1,649,700
200,000	Vale S.A.	1,909,422
		7,474,580
	CANADA — 2.2%
600,000	B2Gold Corp.	2,022,000
	CHINA — 28.4%
200,000	Alibaba Group Holding Ltd.	3,006,955
300,000	Anhui Conch Cement Co., Ltd. - Class H	868,540
150,000	ANTA Sports Products Ltd.	1,721,713
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,272,825
1,750,000	CSPC Pharmaceutical Group Ltd.	2,199,382
125,000	ENN Energy Holdings Ltd.	1,018,753
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,323,662
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	1,170,889
150,000	Luzhou Laojiao Co., Ltd. - Class A	2,559,355
100,000	Midea Group Co., Ltd. - Class A	973,634
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	872,023
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,122,681
40,000	Tencent Holdings Ltd.	2,800,490
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,850,213
120,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	3,723,954
		26,485,069
	HONG KONG — 2.4%
3,250,000	China Overseas Property Holdings Ltd.	2,230,659
	HUNGARY — 1.6%
50,000	Richter Gedeon Nyrt	1,500,772
	INDIA — 5.5%
20,000	AIA Engineering Ltd.	714,394
400,000	Castrol India Ltd.	990,897
50,000	GMM Pfaudler Ltd.	797,747
300,000	Indraprastha Gas Ltd.	696,400
55,000	Infosys Ltd. - ADR	919,600
32,060	Mphasis Ltd.	1,012,241
		5,131,279

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 10.7%
12,500,000	Astra International Tbk P.T.	$3,864,007
24,000,000	Telkom Indonesia Persero Tbk P.T.	4,214,279
11,000,000	Unilever Indonesia Tbk P.T.	1,141,185
550,000	United Tractors Tbk P.T.	805,925
		10,025,396
	MEXICO — 8.7%
170,000	Arca Continental S.A.B. de C.V.	1,771,821
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	2,144,712
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,212,489
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,236,522
250,000	Wal-Mart de Mexico S.A.B. de C.V.	736,947
		8,102,491
	PHILIPPINES — 0.6%
3,200,000	DMCI Holdings, Inc.	562,228
	SINGAPORE — 1.8%
350,000	Grab Holdings Ltd. - Class A *	1,711,500
	SOUTH AFRICA — 3.2%
250,000	JSE Ltd.	1,865,977
100,000	Mr Price Group Ltd.	1,157,165
		3,023,142
	SOUTH KOREA — 10.5%
25,000	BGF Retail Co., Ltd.	2,025,085
12,500	GOLFZON Co., Ltd.	598,296
18,000	Hyundai Glovis Co., Ltd.	1,901,397
5,000	NCSoft Corp.	694,207
9,000	Orion Corp.	718,604
25,000	S-1 Corp.	1,332,313
50,000	Samsung Electronics Co., Ltd.	2,548,199
		9,818,101
	TAIWAN — 7.5%
9,000	ASPEED Technology, Inc.	1,362,967
400,000	Formosa Plastics Corp.	568,998
51,005	Poya International Co., Ltd.	789,323
75,000	Realtek Semiconductor Corp.	1,434,065
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,887,446
		7,042,799

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 0.6%
1,500,000	Thai Beverage PCL	$535,582
	UNITED KINGDOM — 4.3%
75,000	British American Tobacco PLC	3,974,603
	URUGUAY — 0.6%
250	MercadoLibre, Inc. *	593,473
	TOTAL COMMON STOCKS
	(Cost $82,129,495)	90,233,674
	SHORT-TERM INVESTMENTS — 3.8%
3,578,535	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.112% [2]	3,578,535
	Total Short-Term Investments
	(Cost $3,578,535)	3,578,535
	TOTAL INVESTMENTS — 100.4%
	(Cost $85,708,030)	93,812,209
	Liabilities in Excess of Other Assets — (0.4)%	(403,520)
	TOTAL NET ASSETS — 100.0%	$93,408,689

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]The rate is the annualized seven-day yield at period end.